SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

a.Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's condensed consolidated financial statements.

The balance sheet at December 31, 2014 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2014, included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on April 14, 2015. Results for the six months ended June 30, 2015 are not necessarily indicative of results that may be expected for the year ending December 31, 2015.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

b.Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

c.Impact of recently issued accounting standard not yet adopted:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard was expected to be effective for entities like the Company in the first quarter of 2017. However, on July 9, 2015, the FASB agreed to delay the effective date of this standard to annual reporting periods beginning after December 15, 2017. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.